UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

108 Lakeland Ave.

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Drew Horter
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the period ended June 30, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund Tailored Shareholder Report

semi-annual shareholder report JUNE 30, 2026 TFA Tactical Income Fund Class I (TFAZX) (Unaudited)

This semi-annual shareholder report contains important information about the TFA Tactical Income Fund (the “Fund”) for the six months ended June 30, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$105	2.09%

What are some Fund statistics?

Fund Statistics

Total Net Assets	$23,429,308
Number of Portfolio Holdings	29
Investment Advisory Fees Paid	$94,789
Portfolio Turnover Rate	168.89%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
State Street SPDR Bloomberg High Yield Bond ETF	24.64%
iShares iBoxx USD High Yield Corporate Bond ETF	18.06%
State Street SPDR Bloomberg Convertible Securities ETF	6.81%
ProShares UltraShort 20+ Year Treasury	5.25%
iShares Core U.S. Aggregate Bond ETF	4.22%
ProShares Short 7-10 Treasury	4.21%
Vanguard Total Stock Market ETF	3.63%
Return Stacked Bonds & Managed Futures ETF	2.54%
ProShares High Yield-Interest Rate Hedged ETF	2.51%
iShares Fallen Angels USD Bond ETF	2.51%

TFA Tactical Income Fund Tailored Shareholder Report

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Tactical Allocation Fund Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026 Tactical Allocation Fund Class I (TFAFX) (Unaudited)

This semi-annual shareholder report contains important information about the Tactical Allocation Fund (formerly, the Tactical Growth Allocation Fund) (the “Fund”) for the six months ended June 30, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tactical-allocation-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$107	2.09%

What are some Fund statistics?

Fund Statistics

Total Net Assets	$42,570,968
Number of Portfolio Holdings	147
Investment Advisory Fees Paid	$223,640
Portfolio Turnover Rate	151.65%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
Invesco QQQ Trust Series 1	12.39%
HCM Defender 100 Index ETF	11.35%
HCM Defender 500 Index ETF	11.31%
Direxion HCM Tactical Enhanced U.S. ETF	10.08%
Fidelity Government Portfolio	1.92%
AbbVie, Inc.	1.78%
FT Vest Laddered Buffer ETF	1.66%
NVIDIA Corp.	1.56%
Federated Hermes Treasury Obligations Fund	1.51%
Oruka Therapeutics, Inc.	1.47%

Tactical Allocation Fund Tailored Shareholder Report

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tactical-allocation-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA Quantitative Fund Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026 TFA Quantitative Fund Class I (TFAQX) (Unaudited)

This semi-annual shareholder report contains important information about the TFA Quantitative Fund (the “Fund”) for the six months ended June 30, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$102	1.97%

What are some Fund statistics?

Fund Statistics

Total Net Assets	$72,473,933
Number of Portfolio Holdings	79
Investment Advisory Fees Paid	$432,501
Portfolio Turnover Rate	180.69%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
iShares U.S. Technology ETF	9.31%
Invesco QQQ Trust Series 1	8.78%
HCM Defender 100 Index ETF	8.25%
HCM Defender 500 Index ETF	7.84%
Direxion HCM Tactical Enhanced U.S. ETF	7.60%
Fidelity Government Portfolio	6.73%
Direxion NASDAQ-100 Equal Weighted Index ETF	4.74%
FT Vest Laddered Buffer ETF	4.22%
ProShares Ultra S&P500	3.54%
Innovator Laddered Allocation Buffer ETF	3.46%

TFA Quantitative Fund Tailored Shareholder Report

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA AlphaGen Fund Tailored Shareholder Report

SEmi-ANNUAL SHAREHOLDER REPORT June 30, 2026 TFA AlphaGen Fund Class I (TFAGX) (Unaudited)

This semi-annual shareholder report contains important information about the TFA AlphaGen Fund (formerly, the TFA AlphaGen Growth Fund) (the “Fund”) for the six months ended June 30, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-alphagen-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$109	2.09%

What are some Fund statistics?

Fund Statistics

Total Net Assets	$54,941,270
Number of Portfolio Holdings	94
Investment Advisory Fees Paid	$332,918
Portfolio Turnover Rate	228.58%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
Direxion NASDAQ-100 Equal Weighted Index ETF	7.51%
FT Vest Buffered Allocation Growth ETF	5.75%
Vanguard Total Stock Market ETF	5.08%
Innovator Laddered Allocation Buffer ETF	4.64%
FT Vest Laddered Buffer ETF	4.60%
Fidelity Government Portfolio	4.00%
State Street Technology Select Sector SPDR ETF	3.66%
ProShares Ultra QQQ	3.47%
State Street Energy Select Sector SPDR ETF	3.09%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	2.74%

TFA AlphaGen Fund Tailored Shareholder Report

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-alphagen-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Allocation Fund
(formerly, the Tactical Growth Allocation Fund)

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Fund
(formerly, the TFA AlphaGen Growth Fund)

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Semi-Annual Financial Statements and
Additional Information

June 30, 2026

1-833-974-3787

www.tfafunds.com

IMPORTANT NOTE: The SEC adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

ITEM 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tactical Funds

Table of Contents
JUNE 30, 2026 (UNAUDITED)

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 98.90%

Asset Allocation Fund - 6.81%
14,800	State Street SPDR Bloomberg Convertible Securities ETF	$1,595,736

Commodity Fund - 1.13%
9,900	Invesco DB Commodity Index Tracking Fund	263,934

Debt Funds - 75.59%
27,011	Invesco Emerging Markets Sovereign Debt ETF	584,788
1,700	iShares 7-10 Year Treasury Bond ETF (b)	160,769
2,360	iShares 20+ Year Treasury Bond ETF	203,951
4,805	iShares Convertible Bond ETF	584,961
10,000	iShares Core U.S. Aggregate Bond ETF (b)	989,800
21,604	iShares Fallen Angels USD Bond ETF	588,493
52,900	iShares iBoxx USD High Yield Corporate Bond ETF (b)	4,230,413
1,850	iShares iBoxx USD Investment Grade Corporate Bond ETF	201,779
2,100	iShares J.P. Morgan USD Emerging Markets Bond ETF	202,524
9,077	ProShares High Yield-Interest Rate Hedged ETF	588,934
34,900	ProShares Short 7-10 Treasury	987,405
35,200	ProShares UltraShort 20+ Year Treasury	1,229,888
31,300	Return Stacked Bonds & Managed Futures ETF	595,952
6,420	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	588,329
59,900	State Street SPDR Bloomberg High Yield Bond ETF (b)	5,772,563
4,100	Vanguard Total International Bond ETF	198,563
		17,709,112

Equity Funds - 15.37%
2,700	Direxion NASDAQ-100 Equal Weighted Index ETF	329,427
12,800	FT Vest Buffered Allocation Growth ETF (a)	375,240
9,500	Innovator Laddered Allocation Buffer ETF (a)	373,445
12,100	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a)	507,551
1,690	Invesco S&P 500 Equal Weight ETF	359,581
3,400	iShares MSCI USA Min Vol Factor ETF	327,964
2,260	ProShares Ultra QQQ	218,678
2,300	Vanguard Total Stock Market ETF (b)	851,092
1,190	Vanguard Value ETF	259,337
		3,602,315

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,707,642)		23,171,097

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 1.25%

93,721	Federated Hermes Government Obligations Fund - Institutional Class, 3.50% (c)	$93,721
199,544	Fidelity Government Portfolio - Institutional Class, 3.53% (c)	199,544

TOTAL SHORT-TERM INVESTMENTS (Cost $293,265)		293,265

INVESTMENTS AT VALUE (Cost $23,000,907) - 100.15%		$23,464,362

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15%)		(35,054)

NET ASSETS - 100.00%		$23,429,308

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 23.98%

Aerospace & Defense - 1.41%
60	Lockheed Martin Corp.	$30,568
60	Northrop Grumman Corp.	30,559
2,836	RTX Corp.	538,074
		599,201
Banks - 1.39%
8,137	Bank of America Corp.	463,646
350	Citigroup, Inc.	48,986
1,230	Columbia Banking System, Inc.	39,422
280	UMB Financial Corp.	39,973
		592,027
Beverages - 0.07%
390	Coca-Cola Co.	31,695

Biotechnology - 1.63%
100	Amgen, Inc.	36,212
250	Gilead Sciences, Inc.	31,585
6,574	Oruka Therapeutics, Inc. (a)	625,648
		693,445
Building Materials - 0.19%
330	Johnson Controls International PLC	48,216
120	Modine Manufacturing Co. (a)	32,042
		80,258
Commercial Services - 0.27%
490	Affirm Holdings, Inc. (a)	39,960
100	Corpay, Inc. (a)	33,327
60	Quanta Services, Inc.	43,202
		116,489
Computers - 1.20%
1,385	Apple, Inc.	400,764
1,000	Hewlett Packard Enterprise Co.	45,110
100	Western Digital Corp.	63,872
		509,746

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 23.98% (continued)

Diversified Financial Services - 1.24%
110	CME Group, Inc.	$24,291
100	Evercore, Inc.	34,144
350	StoneX Group, Inc. (a)	41,475
1,253	Visa, Inc. - Class A	429,892
		529,802
Electric - 0.38%
260	American Electric Power Co., Inc.	35,571
400	CMS Energy Corp.	30,600
270	Consolidated Edison, Inc.	29,870
530	Dominion Energy, Inc.	36,194
620	FirstEnergy Corp.	29,475
		161,710
Electronics - 1.57%
3,116	Amphenol Corp. - Class A	549,413
170	Arrow Electronics, Inc. (a)	36,280
100	Jabil, Inc.	38,548
130	Keysight Technologies, Inc. (a)	45,509
		669,750
Engineering & Construction - 0.08%
40	Sterling Infrastructure, Inc. (a)	33,574

Environmental Control - 0.07%
140	Waste Management, Inc.	31,203

Healthcare - Products - 0.10%
120	West Pharmaceutical Services, Inc.	43,080

Healthcare - Services - 0.10%
610	BrightSpring Health Services, Inc. (a)	42,541

Insurance - 0.09%
320	Aflac, Inc.	37,520

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 23.98% (continued)

Internet - 3.44%
1,484	Alphabet, Inc. - Class A	$530,337
90	Alphabet, Inc. - Class C	31,800
1,959	Amazon.com, Inc. (a)	466,908
1,340	Gen Digital, Inc.	33,353
646	Meta Platforms, Inc. - Class A	363,885
280	Roku, Inc. (a)	38,679
		1,464,962
Iron & Steel - 0.21%
520	Commercial Metals Co.	32,630
260	Nucor Corp.	57,915
		90,545
Machinery - Construction & Mining - 0.11%
40	GE Vernova, Inc.	46,994

Machinery - Diversified - 0.83%
558	Deere & Co.	353,956

Mining - 0.63%
14,697	McEwen, Inc. - Canada (a)	266,457

Oil & Gas - 1.13%
2,230	APA Corp.	72,631
1,300	Diamondback Energy, Inc.	228,514
340	Marathon Petroleum Corp.	86,928
350	Valero Energy Corp.	91,154
		479,227
Pharmaceuticals - 3.35%
3,019	AbbVie, Inc.	759,701
1,694	Ascendis Pharma A/S - Denmark (a)	451,824
1,000	CVS Health Corp.	103,450
60	Eli Lilly & Co.	71,966
230	Neurocrine Biosciences, Inc. (a)	38,763
		1,425,704

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 23.98% (continued)

Pipelines - 0.07%
840	Enterprise Products Partners LP	$30,878

REITS - 0.34%
770	American Healthcare REIT, Inc.	40,155
280	Iron Mountain, Inc.	35,367
650	Omega Healthcare Investors, Inc.	30,992
160	Welltower, Inc.	36,315
		142,829
Retail - 0.22%
150	Five Below, Inc. (a)	26,969
100	Home Depot, Inc.	35,268
110	McDonald’s Corp.	29,734
		91,971
Semiconductors - 2.04%
292	Broadcom, Inc.	110,303
250	Lattice Semiconductor Corp. (a)	38,240
50	Micron Technology, Inc.	57,714
3,318	NVIDIA Corp.	663,899
		870,156
Software - 1.41%
1,517	Microsoft Corp.	565,871
160	Twilio, Inc. - Class A (a)	33,013
		598,884
Telecommunications - 0.13%
1,340	AT&T, Inc.	27,738
60	Ciena Corp. (a)	29,434
		57,172
Transportation - 0.21%
250	CH Robinson Worldwide, Inc.	47,085
130	FedEx Corp.	40,707
		87,792
Water - 0.07%
230	American Water Works Co., Inc.	30,263

TOTAL COMMON STOCK (Cost $8,894,241)		10,209,831

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 71.58%

Alternative Fund - 0.97%
5,600	First Trust Long/Short Equity ETF (b)	$413,280

Asset Allocation Funds - 33.18%
102,319	Direxion HCM Tactical Enhanced U.S. ETF	4,291,259
56,456	HCM Defender 100 Index ETF	4,832,634
75,488	HCM Defender 500 Index ETF	4,813,115
1,350	iShares Core 60/40 Balanced Allocation ETF	93,825
900	State Street SPDR Bloomberg Convertible Securities ETF	97,038
		14,127,871
Commodity Funds - 0.84%
10,900	Invesco DB Commodity Index Tracking Fund	290,594
180	SPDR Gold Shares (a)	66,308
		356,902
Debt Funds - 5.04%
2,004	First Trust Enhanced Short Maturity ETF	119,699
5,700	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	206,340
11,026	Invesco Emerging Markets Sovereign Debt ETF	238,713
2,220	iShares 20+ Year Treasury Bond ETF	191,852
1,961	iShares Convertible Bond ETF	238,732
8,819	iShares Fallen Angels USD Bond ETF	240,230
2,090	iShares TIPS Bond ETF	228,709
3,705	ProShares High Yield-Interest Rate Hedged ETF	240,388
2,621	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	240,188
8,000	State Street SPDR Bloomberg Short Term High Yield Bond ETF	200,240
		2,145,091
Equity Funds - 31.55%
3,700	Direxion NASDAQ-100 Equal Weighted Index ETF	451,437
1,061	First Trust International Equity Opportunities ETF	88,848
313	First Trust Nasdaq Semiconductor ETF	89,189
1,203	First Trust Rising Dividend Achievers ETF	97,515
2,253	FlexShares International Quality Dividend Dynamic Index Fund	96,265
9,400	FT Vest Buffered Allocation Growth ETF (a)	275,567
19,300	FT Vest Laddered Buffer ETF (a)(b)	705,029
4,277	FT Vest US Equity Buffer ETF - August (a)	241,672
3,800	Innovator Growth 100 Power Buffer ETF - April (a)(b)	224,960

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 71.58% (continued)

4,000	Innovator Growth 100 Power Buffer ETF - January (a)(b)	$236,080
3,000	Innovator Growth 100 Power Buffer ETF - July (a)(b)	232,290
2,800	Innovator Growth-100 Power Buffer ETF - June (a)	92,008
3,700	Innovator Growth-100 Power Buffer ETF - October (a)(b)	231,342
7,100	Innovator Laddered Allocation Buffer ETF (a)	279,101
2,800	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a)(b)	117,450
3,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a)(b)	108,176
2,700	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a)(b)	107,932
3,000	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a)(b)	106,575
2,140	Innovator U.S. Equity Accelerated ETF - Quarterly (a)	91,924
7,162	Invesco QQQ Trust Series 1	5,274,097
599	Invesco S&P 500 Momentum ETF	96,762
1,354	Invesco S&P SmallCap 600 Pure Growth ETF	98,428
180	iShares Core S&P 500 ETF	134,800
1,340	iShares Core S&P Mid-Cap ETF	103,327
830	iShares Expanded Tech Sector ETF	135,771
3,000	iShares Mortgage Real Estate ETF	66,150
1,061	iShares MSCI Austria ETF	44,907
1,010	iShares MSCI Japan ETF	94,203
1,000	iShares MSCI USA Min Vol Factor ETF	96,460
744	iShares MSCI USA Momentum Factor ETF	255,066
920	iShares MSCI USA Quality Factor ETF	201,876
466	iShares MSCI USA Value Factor ETF	93,111
150	iShares Russell 2000 ETF	45,068
660	iShares S&P 500 Growth ETF	90,770
770	iShares U.S. Broker-Dealers & Securities Exchanges ETF	135,004
400	iShares U.S. Technology ETF	100,892
1,310	ProShares Ultra MSCI EAFE	95,856
3,000	ProShares Ultra QQQ	290,280
750	ProShares Ultra Russell2000	50,423
710	ProShares Ultra S&P500	47,840
2,600	State Street Energy Select Sector SPDR ETF	138,086
1,460	State Street Financial Select Sector SPDR ETF (b)	78,271
450	State Street Industrial Select Sector SPDR ETF	83,354
370	State Street SPDR NYSE Technology ETF	144,540
330	State Street SPDR S&P Aerospace & Defense ETF	93,651

Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 71.58%

1,660	State Street Technology Select Sector SPDR ETF (b)	$316,263
1,680	Vanguard Growth ETF	144,715
290	Vanguard Mega Cap Growth ETF	25,494
1,600	Vanguard Total Stock Market ETF (b)	592,064
1,790	Vanguard Value ETF	390,095
		13,430,984

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,674,668)		30,474,128

SHORT-TERM INVESTMENTS - 4.52%

461,483	Federated Hermes Government Obligations Fund - Institutional Class, 3.50% (c)	$461,483
643,907	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.52% (c)	643,907
817,667	Fidelity Government Portfolio - Institutional Class, 3.53% (c)	817,667

TOTAL SHORT-TERM INVESTMENTS (Cost $1,923,057)		1,923,057

INVESTMENTS AT VALUE (Cost $35,491,966) - 100.08%		$42,607,016

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08%)		(36,048)

NET ASSETS - 100.00%		$42,570,968

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

DB - Deutsche Bank

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Securities

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.55%

Banks - 0.52%
5,800	Columbia Banking System, Inc.	$185,890
1,320	UMB Financial Corp.	188,443
		374,333
Beverages - 0.62%
4,700	Monster Beverage Corp. (a)	451,764

Building Materials - 0.21%
560	Modine Manufacturing Co. (a)	149,531

Commercial Services - 0.49%
2,420	Affirm Holdings, Inc. (a)	197,351
470	Corpay, Inc. (a)	156,637
		353,988
Computers - 1.80%
890	Apple, Inc.	257,531
2,150	Fortinet, Inc. (a)	330,283
270	Seagate Technology Holdings PLC	260,550
710	Western Digital Corp.	453,491
		1,301,855
Diversified Financial Services - 0.48%
490	Evercore, Inc.	167,306
1,510	StoneX Group, Inc. (a)	178,935
		346,241
Electric - 0.81%
3,300	American Electric Power Co., Inc.	451,473
2,000	Dominion Energy, Inc.	136,580
		588,053
Electronics - 0.43%
740	Arrow Electronics, Inc. (a)	157,923
400	Jabil, Inc.	154,192
		312,115
Engineering & Construction - 0.23%
200	Sterling Infrastructure, Inc. (a)	167,872

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.55% (continued)

Healthcare - Products - 0.27%
540	West Pharmaceutical Services, Inc.	$193,860

Healthcare - Services - 0.28%
2,900	BrightSpring Health Services, Inc. (a)	202,246

Insurance - 0.24%
1,500	Aflac, Inc.	175,875

Internet - 1.03%
1,140	Alphabet, Inc. - Class C	402,796
6,300	Gen Digital, Inc.	156,807
1,330	Roku, Inc. (a)	183,726
		743,329

Iron & Steel - 0.40%
2,230	Commercial Metals Co.	139,933
660	Nucor Corp.	147,015
		286,948
Mining - 0.00%
20	Southern Copper Corp.	3,485

Oil & Gas - 0.50%
2,070	Diamondback Energy, Inc.	363,865

Pharmaceuticals - 0.52%
160	Eli Lilly & Co.	191,909
1,100	Neurocrine Biosciences, Inc. (a)	185,388
		377,297
REITS - 0.76%
3,600	American Healthcare REIT, Inc.	187,740
1,330	Iron Mountain, Inc.	167,992
870	Welltower, Inc.	197,464
		553,196
Retail - 0.16%
660	Five Below, Inc. (a)	118,661

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.55% (continued)

Semiconductors - 3.30%
200	Advanced Micro Devices, Inc. (a)	$116,182
480	Applied Materials, Inc.	347,040
510	ARM Holdings PLC - Great Britain - ADR (a)	180,831
120	ASML Holding NV - Netherlands - ADR	238,733
1,950	Intel Corp. (a)	272,278
1,130	Lattice Semiconductor Corp. (a)	172,845
730	Marvell Technology, Inc.	217,460
399	Micron Technology, Inc.	460,562
860	QUALCOMM, Inc.	158,919
1	Teradyne, Inc.	484
750	Texas Instruments, Inc.	223,553
		2,388,887
Software - 0.49%
770	Datadog, Inc. - Class A (a)	200,477
760	Twilio, Inc. - Class A (a)	156,811
		357,288
Telecommunications - 0.56%
270	Ciena Corp. (a)	132,451
2,359	Cisco Systems, Inc.	277,088
		409,539
Transportation - 0.45%
6,800	CSX Corp.	323,204

TOTAL COMMON STOCK (Cost $9,080,168)		10,543,432

EXCHANGE-TRADED FUNDS - 78.19%

Alternative Fund - 1.29%
12,700	First Trust Long/Short Equity ETF (b)	937,260

Asset Allocation Funds - 23.69%
131,366	Direxion HCM Tactical Enhanced U.S. ETF	5,509,490
69,831	HCM Defender 100 Index ETF	5,977,534
89,109	HCM Defender 500 Index ETF	5,681,590
		17,168,614

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 78.19% (continued)

Equity Funds - 53.21%
28,164	Direxion NASDAQ-100 Equal Weighted Index ETF	$3,436,290
67,305	FT Vest Buffered Allocation Growth ETF (a)	1,973,086
83,800	FT Vest Laddered Buffer ETF (a) (b)	3,061,214
8,500	Innovator Growth 100 Power Buffer ETF - April (a)(b)	503,200
8,900	Innovator Growth 100 Power Buffer ETF - January (a)(b)	525,278
6,700	Innovator Growth 100 Power Buffer ETF - July (a) (b)	518,781
8,100	Innovator Growth-100 Power Buffer ETF - October (a) (b)	506,452
63,699	Innovator Laddered Allocation Buffer ETF (a)	2,504,008
6,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	260,068
7,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	243,396
6,100	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	243,847
6,700	Innovator U.S. Equity Accelerated 9 Buffer ETF-October (a) (b)	238,017
8,644	Invesco QQQ Trust Series 1	6,365,442
7,100	iShares Expanded Tech Sector ETF	1,161,418
1,320	iShares MSCI USA Momentum Factor ETF	452,536
150	iShares Semiconductor ETF	96,114
4,876	iShares U.S. Broker-Dealers & Securities Exchanges ETF	854,909
26,740	iShares U.S. Technology ETF	6,744,630
17,400	ProShares Ultra QQQ	1,683,624
38,100	ProShares Ultra S&P500	2,567,178
3,300	State Street SPDR NYSE Technology ETF	1,289,145
2,620	State Street SPDR S&P Aerospace & Defense ETF	743,530
2,090	Vanguard Mega Cap Growth ETF	183,732
6,500	Vanguard Total Stock Market ETF (b)	2,405,260
		38,561,155

TOTAL EXCHANGE-TRADED FUNDS (Cost $47,215,432)		56,667,029

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 7.37%

467,403	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.52% (c)	$467,403
4,875,373	Fidelity Government Portfolio - Institutional Class, 3.53% (c)	4,875,373

TOTAL SHORT-TERM INVESTMENTS (Cost $5,342,776)		5,342,776

INVESTMENTS AT VALUE (Cost $61,638,376) - 100.11%		$72,553,237

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11%)		(79,304)

NET ASSETS - 100.00%		$72,473,933

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

NYSE - New York Stock Exchange

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 33.69%

Aerospace & Defense - 0.39%
3,900	Intuitive Machines, Inc. (a)	$83,421
1,280	Rocket Lab Corp. (a)	130,112
		213,533
Banks - 0.65%
5,900	Columbia Banking System, Inc.	189,095
1,180	UMB Financial Corp.	168,457
		357,552
Beverages - 1.24%
7,100	Monster Beverage Corp. (a)	682,452

Biotechnology - 1.76%
110,500	ImmunityBio, Inc. (a)	967,427
1	Ionis Pharmaceuticals, Inc. (a)	79
		967,506
Building Materials - 0.28%
570	Modine Manufacturing Co. (a)	152,201

Commercial Services - 0.65%
2,450	Affirm Holdings, Inc. (a)	199,797
480	Corpay, Inc. (a)	159,970
		359,767
Computers - 4.36%
1,500	Apple, Inc.	434,040
3,200	Fortinet, Inc. (a)	491,584
220	Lumentum Holdings, Inc. (a)	188,773
90	Sandisk Corp. (a)	204,636
460	Seagate Technology Holdings PLC	443,900
990	Western Digital Corp.	632,333
		2,395,266
Diversified Financial Services - 0.59%
490	Evercore, Inc.	167,306
1,300	StoneX Group, Inc. (a)	154,050
		321,356

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 33.69% (continued)

Electric - 1.53%
5,000	American Electric Power Co., Inc.	$684,050
2,315	Dominion Energy, Inc.	158,091
		842,141
Electronics - 1.08%
770	Applied Optoelectronics, Inc. (a)	114,083
750	Arrow Electronics, Inc. (a)	160,058
370	Coherent Corp. (a)	145,954
450	Jabil, Inc.	173,466
		593,561
Engineering & Construction - 0.31%
200	Sterling Infrastructure, Inc. (a)	167,872

Healthcare - Products - 1.24%
5,200	10X Genomics, Inc. - Class A (a)	199,368
34,300	Butterfly Network, Inc. (a)	288,806
540	West Pharmaceutical Services, Inc.	193,860
		682,034

Healthcare - Services - 0.37%
2,900	BrightSpring Health Services, Inc. (a)	202,246

Insurance - 0.33%
1,530	Aflac, Inc.	179,392

Internet - 1.98%
2,100	Alphabet, Inc. - Class C	741,993
6,400	Gen Digital, Inc.	159,296
1,350	Roku, Inc. (a)	186,489
		1,087,778
Iron & Steel - 0.54%
2,280	Commercial Metals Co.	143,070
680	Nucor Corp.	151,470
		294,540

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 33.69% (continued)

Machinery - Construction & Mining - 0.63%
520	Bloom Energy Corp. - Class A (a)	$157,404
560	Vertiv Holdings Co. - Class A	187,499
		344,903
Miscellaneous Manufacturing - 0.31%
300	Fabrinet - Thailand (a)	168,624

Oil & Gas - 0.99%
3,100	Diamondback Energy, Inc.	544,918

Pharmaceuticals - 0.69%
160	Eli Lilly & Co.	191,909
1,120	Neurocrine Biosciences, Inc. (a)	188,759
		380,668
REITS - 0.98%
3,700	American Healthcare REIT, Inc.	192,955
1,350	Iron Mountain, Inc.	170,519
781	Welltower, Inc.	177,264
		540,738
Retail - 0.23%
700	Five Below, Inc. (a)	125,853

Semiconductors - 8.22%
300	Advanced Micro Devices, Inc. (a)	174,273
820	Applied Materials, Inc.	592,860
770	ARM Holdings PLC - Great Britain - ADR (a)	273,019
220	ASML Holding NV - Netherlands - ADR	437,677
450	Astera Labs, Inc. (a)	217,359
1,410	AXT, Inc. (a)	101,633
4,400	Intel Corp. (a)	614,372
1,150	Lattice Semiconductor Corp. (a)	175,904
1,100	Marvell Technology, Inc.	327,679
652	Micron Technology, Inc.	752,597
6,000	Navitas Semiconductor Corp. (a)	107,520
1,300	QUALCOMM, Inc.	240,227
400	Teradyne, Inc.	193,536
1,040	Texas Instruments, Inc.	309,993
		4,518,649

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 33.69% (continued)

Software - 0.83%
1,150	Datadog, Inc. - Class A (a)	$299,414
770	Twilio, Inc. - Class A (a)	158,874
		458,288
Telecommunications - 2.62%
620	Ciena Corp. (a)	304,147
3,800	Cisco Systems, Inc.	446,348
1,060	Corning, Inc.	270,756
7,600	Iridium Communications, Inc.	416,860
		1,438,111
Transportation - 0.89%
10,300	CSX Corp.	489,559

TOTAL COMMON STOCK (Cost $15,672,442)		18,509,508

EXCHANGE-TRADED FUNDS - 62.43%

Asset Allocation Funds - 1.80%
7,500	iShares Core 60/40 Balanced Allocation ETF	521,250
4,354	State Street SPDR Bloomberg Convertible Securities ETF	469,448
		990,698
Debt Fund - 0.47%
5,200	Invesco Ultra Short Duration ETF	260,780

Equity Funds - 60.16%
33,800	Direxion NASDAQ-100 Equal Weighted Index ETF	4,123,938
107,755	FT Vest Buffered Allocation Growth ETF (a)	3,158,902
69,200	FT Vest Laddered Buffer ETF (a)	2,527,876
31,800	Innovator Growth-100 Power Buffer ETF - June (a)	1,044,948
64,900	Innovator Laddered Allocation Buffer ETF (a)	2,551,219
7,800	iShares Expanded Tech Sector ETF	1,275,924
5,600	iShares MSCI Japan ETF	522,312
3,600	iShares MSCI USA Momentum Factor ETF	1,234,188
3,700	iShares S&P 500 Growth ETF	508,861
260	iShares Semiconductor ETF	166,598

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 33.69% (continued)

8,600	iShares U.S. Broker-Dealers & Securities Exchanges ETF	$1,507,838
3,900	iShares U.S. Technology ETF	983,697
7,200	ProShares Ultra MSCI EAFE	526,842
19,700	ProShares Ultra QQQ	1,906,172
4,200	ProShares Ultra Russell2000	282,366
3,900	ProShares Ultra S&P500	262,782
31,950	State Street Energy Select Sector SPDR ETF	1,696,865
8,400	State Street Financial Select Sector SPDR ETF	450,324
4,418	State Street Industrial Select Sector SPDR ETF	818,346
3,520	State Street SPDR NYSE Technology ETF	1,375,088
3,700	State Street SPDR S&P Aerospace & Defense ETF	1,050,023
10,564	State Street Technology Select Sector SPDR ETF (b)	2,012,653
3,100	Vanguard Mega Cap Growth ETF	272,521
7,540	Vanguard Total Stock Market ETF (b)	2,790,102
		33,050,385

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,683,653)		34,301,863

SHORT-TERM INVESTMENT - 4.01%

2,200,147	Fidelity Government Portfolio - Institutional Class, 3.53% (c)	$2,200,147

SHORT-TERM INVESTMENT (Cost $2,200,147)		2,200,147

INVESTMENTS AT VALUE (Cost $49,556,242) - 100.13%		$55,011,518

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.13%)		(70,248)

NET ASSETS - 100.00%		$54,941,270

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2026, is subject to change and resets daily.

TFA AlphaGen Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

EAFE - Europe, Australasia, and Far East

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

NYSE - New York Stock Exchange

PLC - Public Limited Company

REIT - Real Estate Invetsment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities
June 30, 2026

	TFA Tactical Income Fund	Tactical Allocation Fund (formerly, Tactical Growth Allocation Fund)
Assets:
Investment securities:
Securities at Cost	$23,000,907	$35,491,966
Securities at Value	23,464,362	42,607,016
Receivables:
Interest	612	4,596
Dividends	—	9,440
Fund shares sold	3,878	7,868
Prepaid expenses and other assets	6,491	8,110
Total assets	23,475,343	42,637,030

Liabilities:
Payables:
Fund shares redeemed	6,644	4,530
Due to Adviser	14,154	38,675
Due to administrator	9,309	11,671
Accrued Trustees fees	2,810	2,185
Accrued expenses	13,118	9,001
Total liabilities	46,035	66,062
Net Assets	$23,429,308	$42,570,968

Sources of Net Assets:
Paid-in capital	$27,947,561	$34,842,744
Total distributable earnings (accumulated deficit)	(4,518,253)	7,728,224
Total Net Assets	$23,429,308	$42,570,968

Class I Shares:
Net assets	$23,429,308	$42,570,968
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	2,711,873	3,067,364
Net Asset Value, Offering and Redemption Price Per Share	$8.64	$13.88

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
JUNE 30, 2026

	TFA Quantitative Fund	TFA AlphaGen Fund (formerly, TFA AlphaGen Growth Fund)
Assets:
Investment securities:
Securities at Cost	$61,638,376	$49,556,242
Securities at Value	72,553,237	55,011,518
Receivables:
Interest	15,050	9,140
Dividends	10,379	3,738
Fund shares sold	12,985	9,824
Prepaid expenses and other assets	8,404	8,029
Total assets	72,600,055	55,042,249

Liabilities:
Payables:
Fund shares redeemed	9,768	5,810
Due to Adviser	89,821	71,580
Due to administrator	13,490	12,649
Accrued Trustees fees	2,811	2,811
Accrued expenses	10,232	8,129
Total liabilities	126,122	100,979
Net Assets	$72,473,933	$54,941,270

Sources of Net Assets:
Paid-in capital	$58,030,423	$45,622,169
Total distributable earnings	14,443,510	9,319,101
Total Net Assets	$72,473,933	$54,941,270

Class I Shares:
Net assets	$72,473,933	$54,941,270
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,854,570	4,136,644
Net Asset Value, Offering and Redemption Price Per Share	$12.38	$13.28

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2026

	TFA Tactical Income Fund	Tactical Allocation Fund (formerly, Tactical Growth Allocation Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Six Months Ended June 30, 2026 (Unaudited)
Investment income:
Dividends (Net of $0 and $0 in foreign tax withheld, respectively)	$376,210	$196,482
Interest	26,618	25,663
Total investment income	402,828	222,145

Expenses:
Management fees (Note 4)	148,833	250,822
Administration, accounting and transfer agent fees and expenses (Note 4)	55,807	64,745
Trustee fees and expenses	16,063	15,437
Compliance officer fees (Note 4)	11,758	11,901
Non-12b-1 shareholder servicing expense (Note 5)	11,449	19,294
Legal fees	10,933	10,933
Reports to shareholders	10,413	10,234
Audit fees	8,534	8,534
Miscellaneous	6,463	7,531
Custodian fees	5,951	12,673
Registration and filing fees	4,171	5,218
Pricing fees	1,779	11,876
Insurance	1,166	1,229
Total expenses	293,320	430,427
Less:
Fees waived by Adviser (Note 4)	(54,044)	(27,182)
Net expenses	239,276	403,245

Net investment income (loss)	163,552	(181,100)

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2026

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Allocation Fund (formerly, Tactical Growth Allocation Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Six Months Ended June 30, 2026 (Unaudited)

Realized and unrealized gain:
Net realized gain on:
Investments	$171,136	$1,253,426
Net realized gain on investments	171,136	1,253,426

Net change in unrealized appreciation on:
Investments	97,613	1,718,458
Net change in unrealized appreciation on investments	97,613	1,718,458

Net realized and unrealized gain on investments	268,749	2,971,884

Net increase in net assets resulting from operations	$432,301	$2,790,784

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2026

	TFA Quantitative Fund	TFA AlphaGen Fund (formerly, TFA AlphaGen Growth Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Six Months Ended June 30, 2026 (Unaudited)
Investment income:
Dividends (Net of $0 and $75 in foreign tax withheld, respectively)	$147,095	$160,944
Interest	133,751	92,483
Total investment income	280,846	253,427

Expenses:
Management fees (Note 4)	418,223	318,295
Administration, accounting and transfer agent fees and expenses (Note 4)	76,814	69,717
Non-12b-1 shareholder servicing expense (Note 5)	32,171	24,484
Trustee fees and expenses	16,063	16,063
Custodian fees	12,126	5,951
Compliance officer fees (Note 4)	11,901	11,901
Legal fees	10,933	10,933
Reports to shareholders	10,413	10,413
Audit fees	8,534	8,534
Miscellaneous	8,417	8,399
Pricing fees	5,666	6,279
Registration and filing fees	5,380	4,970
Insurance	1,365	1,159
Total expenses	618,006	497,098
Less:
Fees recouped by Adviser (Note 4)	14,278	14,623
Net expenses	632,284	511,721

Net investment loss	(351,438)	(258,294)

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2026

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Fund (formerly, TFA AlphaGen Growth Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Six Months Ended June 30, 2026 (Unaudited)
Realized and unrealized gain:
Net realized gain on:
Investments	$1,116,622	$1,575,588
Net realized gain on investments	1,116,622	1,575,588

Net change in unrealized appreciation on:
Investments	5,548,341	3,768,777
Net change in unrealized appreciation on investments	5,548,341	3,768,777

Net realized and unrealized gain on investments	6,664,963	5,344,365

Net increase in net assets resulting from operations	$6,313,525	$5,086,071

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase in net assets from:
Operations:
Net investment income	$163,552	$488,840
Net realized gain from investments	171,136	769,000
Net change in unrealized appreciation on investments	97,613	138,719
Net increase in net assets resulting from operations	432,301	1,396,559

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	—	(501,053)
Total distributions	—	(501,053)

From shares of beneficial interest:
Proceeds from shares sold:	1,554,682	5,060,878
Net asset value of shares issued in reinvestment of distributions:	—	500,499
Payments for shares redeemed:	(1,688,535)	(9,831,198)
Decrease in net assets from transactions in shares of beneficial interest	(133,853)	(4,269,821)

Increase (decrease) in net assets	298,448	(3,374,315)

Net Assets:
Beginning of year/period	23,130,860	26,505,175

End of year/period	$23,429,308	$23,130,860

Capital share activity:
Shares Sold	182,092	609,363
Shares Reinvested	—	58,882
Shares Redeemed	(197,798)	(1,178,595)
Net decrease in shares of beneficial interest outstanding	(15,706)	(510,350)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	Tactical Allocation Fund (formerly, Tactical Growth Allocation Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(181,100)	$(243,443)
Net realized gain from investments	1,253,426	2,261,683
Net change in unrealized appreciation on investments	1,718,458	1,894,457
Net increase in net assets resulting from operations	2,790,784	3,912,697

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	—	—
Total distributions	—	—

From shares of beneficial interest:
Proceeds from shares sold:	4,511,227	6,624,512
Payments for shares redeemed:	(2,717,308)	(8,096,608)
Increase (decrease) in net assets from transactions in shares of beneficial interest	1,793,919	(1,472,096)

Increase in net assets	4,584,703	2,440,601

Net Assets:
Beginning of year/period	37,986,265	35,545,664

End of year/period	$42,570,968	$37,986,265

Capital share activity:
Shares Sold	340,740	555,166
Shares Redeemed	(206,764)	(683,828)
Net increase (decrease) in shares of beneficial interest outstanding	133,976	(128,662)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Quantitative Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(351,438)	$(478,773)
Net realized gain from investments	1,116,622	8,691,525
Net change in unrealized appreciation (depreciation) on investments	5,548,341	(1,436,431)
Net increase in net assets resulting from operations	6,313,525	6,776,321

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	—	(5,910,742)
Total distributions	—	(5,910,742)

From shares of beneficial interest:
Proceeds from shares sold:	11,673,805	11,210,447
Net asset value of shares issued in reinvestment of distributions:	—	5,908,466
Payments for shares redeemed:	(4,148,689)	(17,876,491)
Increase (decrease) in net assets from transactions in shares of beneficial interest	7,525,116	(757,578)

Increase in net assets	13,838,641	108,001

Net Assets:
Beginning of year/period	58,635,292	58,527,291

End of year/period	$72,473,933	$58,635,292

Capital share activity:
Shares Sold	1,023,139	997,626
Shares Reinvested	—	517,832
Shares Redeemed	(363,274)	(1,570,382)
Net increase (decrease) in shares of beneficial interest outstanding	659,865	(54,924)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Fund (formerly, TFA AlphaGen Growth Fund)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(258,294)	$(426,476)
Net realized gain from investments	1,575,588	7,386,624
Net change in unrealized appreciation on investments	3,768,777	630,089
Net increase in net assets resulting from operations	5,086,071	7,590,237

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	—	(3,542,363)
Total distributions	—	(3,542,363)

From shares of beneficial interest:
Proceeds from shares sold:	7,484,411	7,859,909
Net asset value of shares issued in reinvestment of distributions:	—	3,542,363
Payments for shares redeemed:	(3,116,797)	(12,830,989)
Increase (decrease) in net assets from transactions in shares of beneficial interest	4,367,614	(1,428,717)

Increase in net assets	9,453,685	2,619,157

Net Assets:
Beginning of year/period	45,487,585	42,868,428

End of year/period	$54,941,270	$45,487,585

Capital share activity:
Shares Sold	613,201	674,776
Shares Reinvested	—	291,553
Shares Redeemed	(255,166)	(1,091,781)
Net increase (decrease) in shares of beneficial interest outstanding	358,035	(125,452)

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Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years/periods indicated.

	TFA Tactical Income Fund
	Class I
	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.48		$8.19	$8.32	$8.59	$9.62		$10.59

Investment Operations:
Net investment income (loss)*(d)(e)	0.06		0.16	0.19	0.23	0.09		(0.02)
Net realized and unrealized gain (loss) on investments and options written	0.10		0.31	(0.12)	(0.25)	(1.04)		0.61
Total from investment operations	0.16		0.47	0.07	(0.02)	(0.95)		0.59

Distributions:
From net investment income	—		(0.18)	(0.20)	(0.25)	(0.07)		—
From net realized capital gains	—		—	—	—	(0.01)		(1.56)
Total distributions	—		(0.18)	(0.20)	(0.25)	(0.08)		(1.56)

Net Asset Value, End of Year/Period	$8.64		$8.48	$8.19	$8.32	$8.59		$9.62

Total Return **	1.89	%(h)	5.78%	0.78%	(0.20)%	(9.84)%		5.71	%(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$23,429		$23,131	$26,505	$42,095	$37,791		$26,818

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.56	%(g)	2.51%	2.45%	2.05%	2.31	%(b)	2.21	%(a)(b)
After fees waived and expenses reimbursed	2.09	%(g)	2.13%	2.11%	2.02%	1.97	%(c)	1.92	%(a)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	0.96	%(g)	1.59%	1.99%	2.73%	0.70%		(0.47)%
After fees waived and expenses reimbursed	1.43	%(g)	1.97%	2.33%	2.75%	1.04%		(0.18)%

Portfolio turnover rate	168.89	%(h)	427.65%	537.33%	694.31%	730.54%		568.18%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses include 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the year ended December 31, 2021.

(b)Expenses before waivers (excluding interest expense of 0.00% and 0.00%) were 2.31% and 2.21% for the years ended 2022 and 2021, respectively.

(c)Expenses after waivers (excluding interest expense of 0.00% and 0.00%) were 1.97% and 1.92% for the years ended 2022 and 2021, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)Annualized.

(h)Not Annualized.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years/periods indicated.

	Tactical Allocation Fund (formerly, Tactical Growth Allocation Fund)
	Class I
	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$12.95		$11.61	$9.66	$8.09	$11.05		$10.69

Investment Operations:
Net investment income (loss)*(d)(e)	(0.06)		(0.08)	(0.02)	0.01	(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments and options written	0.99		1.42	1.97	1.58	(2.61)		1.81	(g)
Total from investment operations	0.93		1.34	1.95	1.59	(2.66)		1.72

Distributions:
From net investment income	—		—	—	(0.02)	—		—
From net realized capital gains	—		—	—	—	(0.30)		(1.36)
Total distributions	—		—	—	(0.02)	(0.30)		(1.36)

Net Asset Value, End of Year/Period	$13.88		$12.95	$11.61	$9.66	$8.09		$11.05

Total Return **	7.18	%(i)	11.54%	20.19%	19.64%	(24.07)%		16.08	%(g)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$42,571		$37,986	$35,546	$27,104	$36,705		$59,133

Ratios of expenses to average net assets (e):
Before fees waived and expenses reimbursed	2.23	%(h)	2.30%	2.38%	2.36%	2.07	%(a)	1.95	%(a)(c)
After fees waived and expenses reimbursed	2.09	%(h)	2.12%	2.11%	2.06%	1.96	%(b)	1.91	%(b)(c)(f)

Net investment income (loss) (d) (e)
Before fees waived and expenses reimbursed	(1.08	)%(h)	(0.87)%	(0.48)%	(0.19)%	(0.63)%		(0.86)%
After fees waived and expenses reimbursed	(0.94	)%(h)	(0.68)%	(0.21)%	0.11%	(0.52)%		(0.82)%

Portfolio turnover rate	151.65	%(i)	266.70%	288.55%	400.62%	329.45%		381.43%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses before waivers (excluding interest and dividend expense of 0.00% and 0.00%) were 2.07% and 1.95% for years ended 2022 and 2021, respectively.

(b)Expenses after waivers (excluding interest and dividend expense of 0.00% and 0.00%) were 1.96% and 1.91% for the years ended 2022 and 2021, respectively.

(c)Expenses include 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the year ended December 31, 2021.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes recapture of 0.05% during the year.

(g)In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

(h)Annualized.

(i)Not Annualized.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years/periods indicated.

	TFA Quantitative Fund
	Class I
	For the Six Months Ended June 30, 2026		For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.29		$11.15		$9.13	$7.41	$10.40	$11.29

Investment Operations:
Net investment loss*(a)(c)	(0.06)		(0.09)		(0.07)	(0.01)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.15		1.38		2.09	1.73	(2.55)	1.32	(b)
Total from investment operations	1.09		1.29		2.02	1.72	(2.61)	1.24

Distributions:
From net investment income	—		—		—	(0.00)+	—	—
From net realized capital gains	—		(1.15)		—	—	(0.38)	(2.13)
Total distributions	—		(1.15)		—	(0.00)	(0.38)	(2.13)

Net Asset Value, End of Year/Period	$12.38		$11.29		$11.15	$9.13	$7.41	$10.40

Total Return**	9.65	%(h)	11.43	%(f)	22.12%	23.25%	(25.15)%	11.02	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$72,474		$58,635		$58,527	$40,121	$30,740	$34,953

Ratios of expenses to average net assets(c):
Before fees waived and expenses reimbursed/recouped	1.92	%(g)	1.95%		2.00%	2.30%	2.13%	1.96	%(d)
After fees waived and expenses reimbursed/recouped	1.97	%(g)	2.01%		2.09%	2.06%	1.98%	1.87	%(d)(e)

Net investment loss(a)(c)
Before fees waived and expenses reimbursed/recouped	(1.05	)%(g)	(0.75)%		(0.56)%	(0.36)%	(0.85)%	(0.73)%
After fees waived and expenses reimbursed/recouped	(1.09	)%(g)	(0.81)%		(0.65)%	(0.11)%	(0.71)%	(0.64)%

Portfolio turnover rate	180.69	%(h)	320.63%		316.03%	402.55%	700.74%	1238.51%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(b)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(c)Does not include expenses of the investment companies in which the Fund invests.

(d)Expenses include 0.10% of administrative fees which were voluntarily waived by the predecessor administrator during the year ended December 31, 2021, respectively.

(e)Includes recapture of less than 0.005% during the year.

(f)In 2025, 0.00% of the Fund’s total return consists of voluntary reimbursements by the sub-adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 11.43%. (see Note 4).

(g)Annualized.

(h)Not Annualized.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years/periods indicated.

	TFA AlphaGen Fund (formerly, TFA AlphaGen Growth Fund)
	Class I
	For the Six Months Ended June 30, 2026		For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$12.04		$10.98	$9.21	$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss) * (b) (c)	(0.06)		(0.11)	(0.04)	0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments and securities sold short	1.30		2.11	1.81	1.42	(2.14)	0.18
Total from investment operations	1.24		2.00	1.77	1.44	(2.17)	0.18

Distributions:
From net investment income	—		—	(0.00)+	(0.02)	—	—
From net realized capital gains	—		(0.94)	—	—	(0.19)	(0.03)
Total distributions	—		(0.94)	(0.00)	(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$13.28		$12.04	$10.98	$9.21	$7.79	$10.15

Total Return **	10.30	%(f)	18.17%	19.23%	18.50%	(21.36)%	1.80	%(d)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$54,941		$45,488	$42,868	$31,869	$44,482	$61,447

Ratios of expenses to average net assets (c):
Before fees waived and expenses reimbursed/recouped	2.03	%(e)	2.08%	2.15%	2.14%	1.93%	1.69	%(e)
After fees waived and expenses reimbursed/recouped	2.09	%(e)	2.11%	2.11%	2.05%	1.93%	1.69	%(e)

Net investment income (loss) (b) (c)
Before fees waived and expenses reimbursed/recouped	(1.00	)%(e)	(0.92)%	(0.40)%	0.12%	(0.33)%	(0.05	)%(e)
After fees waived and expenses reimbursed/recouped	(1.05	)%(e)	(0.95)%	(0.36)%	0.21%	(0.33)%	(0.05	)%(e)

Portfolio turnover rate	228.58	%(f)	378.86%	431.58%	538.39%	669.82%	304.56	%(f)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(c)Does not include expenses of the investment companies in which the Fund invests.

(d)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

(e)Annualized.

(f)Not Annualized.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (UNAUDITED)

1.  ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Allocation Fund (formerly, the Tactical Growth Allocation Fund) (“Tactical Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Fund (formerly, the TFA AlphaGen Growth Fund) (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and the Income Fund) has substantially similar investment strategies to its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund, including inception dates of June 10, 2019 for the Income Fund and the Tactical Fund and May 18, 2020 for the Quantitative Fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Financial Management, LLC Heritage Capital Advisors, LLC
Tactical Fund	Synergy Financial Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, LLC
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, LLC
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Tactical Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023, 2024, 2025) or expected to be taken on each Fund’s 2026 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend expense is recorded on the ex-dividend date and interest expense is accrued daily.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The net assets are determined by totaling the value

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets, are divided by the total number of shares, to determine the NAV of each share.

SEGMENT REPORTING: An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The President of the Adviser has been designated as the Funds’ CODM, who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate each segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations.

The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2026, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Exchange-Traded Funds*	$23,171,097	$—	$—	$23,171,097
Short-Term Investments	293,265	—	—	293,265
Total	$23,464,362	$ —	$ —	$23,464,362

Tactical Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock*	$10,209,831	$—	$—	$10,209,831
Exchange-Traded Funds*	30,474,128	—	—	30,474,128
Short-Term Investments	1,923,057	—	—	1,923,057
Total	$42,607,016	$ —	$ —	$42,607,016

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$10,543,432	$—	$—	$10,543,432
Exchange-Traded Funds *	56,667,029	—	—	56,667,029
Short-Term Investments	5,342,776	—	—	5,342,776
Total	$72,553,237	$—	$—	$72,553,237

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$18,509,508	$—	$—	$18,509,508
Exchange-Traded Funds *	34,301,863	—	—	34,301,863
Short-Term Investments	2,200,147	—	—	2,200,147
Total	$55,011,518	$ —	$ —	$55,011,518

During the six months ended June 30, 2026, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock and ETFs by industry or asset class, please refer to the Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads,

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of each Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the six months ended June 30, 2026, the Adviser earned advisory fees, waived advisory fees and recouped expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Recouped	Advisory Fees Payable
Income Fund	$148,833	$54,044	$—	$14,154
Tactical Fund	250,822	27,182	—	38,675
Quantitative Fund	418,223	—	14,278	89,821
AlphaGen Fund	318,295	—	14,623	71,580

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Tactical Fund	Quantitative Fund	AlphaGen Fund
December 31, 2026	$10,391	$88,479	$16,012	$2,718
December 31, 2027	93,082	85,431	—	18,420
December 31, 2028	94,268	65,233	—	—
December 31, 2029	54,044	27,182	—	—

Certain officers of the Funds are also employees or officers of the Adviser.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

COMPLIANCE SERVICES:

PINE Advisor Solutions (“PINE”) serves as the chief compliance officer of the Trust.

For the six months ended June 30, 2026, the Funds incurred the following compliance service fees:

Compliance Services Fees
Income Fund	$11,758
Tactical Fund	11,901
Quantitative Fund	11,901
AlphaGen Fund	11,901

ADMINISTRATION, TRNSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six months ended June 30, 2026, the Funds incurred servicing fees, including out of pocket expenses, as follows:

ICSA Fees
Income Fund	$55,807
Tactical Fund	64,745
Quantitative Fund	76,814
AlphaGen Fund	69,717

Administration, transfer agent and fund accounting fees payable to M3Sixty as of June 30, 2026 are within the Statements of Assets and Liabilities as Due to administrator.

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

5.  SHAREHOLDER SERVICING FEES

Shareholder servicing fees may be paid to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets. There were no payments made to the Distributor by the Funds for the six months ended June 30, 2026.

For the six months ended June 30, 2026, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$11,449
Tactical Fund	19,294
Quantitative Fund	32,171
AlphaGen Fund	24,484

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$37,070,002	$36,795,233
Tactical Fund	58,255,384	57,141,800
Quantitative Fund	110,833,247	104,562,971
AlphaGen Fund	112,607,922	101,571,016

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

There were no U.S. Government securities purchased or sold during the period by the Funds.

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2026, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$23,038,651	$525,659	$(99,948)	$425,711
Tactical Fund	35,890,348	7,342,769	(626,101)	6,716,668
Quantitative Fund	61,719,140	11,165,264	(331,167)	10,834,097
AlphaGen Fund	49,629,935	6,196,054	(814,471)	5,381,583

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2025, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation	Total Accumulated Earnings / (Deficit)
Income Fund	$420	$—	$(5,298,293)	$—	$347,319	$(4,950,554)
Tactical Fund	—	—	(150,783)	—	5,088,223	4,937,440
Quantitative Fund	2,479,612	362,811	—	—	5,287,562	8,129,985
AlphaGen Fund	2,664,168	—	—	—	1,568,862	4,233,030

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2025, the Funds did not elect to defer post-October capital losses.

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses resulted in reclassifications for the year ended December 31, 2025, as follows:

	Paid-In Capital	Accumulated Earnings
Income Fund	$—	$—
Tactical Fund	(173,039)	173,039
Quantitative Fund	—	—
AlphaGen Fund	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring
Income Fund	$5,298,293	$—	$5,298,293
Tactical Fund	150,783	—	150,783
Quantitative Fund	—	—	—
AlphaGen Fund	—	—	—

During the fiscal year ended December 31, 2025, the Income Fund utilized $545,489 of capital loss carryforwards. The Tactical Fund utilized $2,463,056 of capital loss carryforwards, and the AlphaGen Fund utilized $855,677 of capital loss carryforwards. The Quantitative Fund did not utilize capital loss carryforwards during the fiscal year ended December 31, 2025.

For the six months ended June 30, 2026, the Funds did not pay any distributions.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025, were as follows:

	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains
Income Fund	$501,053	$—	$—
Tactical Fund	—	—	—
Quantitative Fund	—	1,966,891	3,943,851
AlphaGen Fund	—	2,514,390	1,027,973

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab and Co., Inc. held approximately 100% of the voting securities of the Income Fund, 100% of the voting securities of the Tactical Fund, 100% of the voting securities of the Quantitative Fund and 100% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

10. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of June 30, 2026, none of the Funds had more than 25% of their net assets invested in one security.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026 (UNAUDITED)

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. For funds with less than $1 billion in net assets, such as the Funds, the compliance date is December 11, 2026. Management evaluated the amendments and decided to change the names of the Tactical Growth Allocation Fund and the TFA AlphaGen Growth Fund to the “Tactical Allocation Fund” and the “TFA AlphaGen Fund”, respectively, to satisfy the rule amendments. The name changes went into effect on April 30, 2026 upon the filing of the annual update to the Trust’s registration statement filed on April 30, 2026.

Tactical Funds

ADDITIONAL INFORMATION
June 30, 2026 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORTs are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, LLC
Synergy Financial Management, LLC

Distributor

Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

Fifth Third Bank

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

At a meeting held on June 8, 2026 (the “Meeting”), the Board considered the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds.

In making its decision, the Board considered information furnished throughout the year at regular Board meetings and information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentations during the Meeting. The Board requested and was provided with information and reports that were included in the Meeting Materials relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the Funds’ performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from counsel to the Independent Trustees that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors and types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on the Adviser’s profitability for its services to the Funds, Form ADV, information on investment advice and performance, information on the compliance program and history of the Adviser and its principals and affiliates, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) possible conflicts of interest and benefits to be realized by the Adviser from its relationship with the Funds. The Trustees considered the Adviser’s services to the Funds and those provided by the Funds’ sub-advisers, including the Adviser’s oversight of the Funds’ sub-advisers.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, as well as their business judgment, in evaluating the Advisory Agreement. They were advised by their independent legal counsel throughout the process. The Trustees did not identify any information that was most relevant to their consideration of whether to approve the Advisory Agreement. Each Trustee may have given different weight to the various factors. The Board considered various factors in its analysis, including those discussed in the summary below.

(1)The nature, extent, and quality of the Adviser’s services.

The Board considered the Adviser’s responsibilities under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets, and assist in the distribution of Funds’ shares. The Board considered the Adviser’s personnel and methods of operating; the education and experience of the Adviser’s staff; and its compliance program. The Board also considered the Adviser’s processes for the due diligence review, selection, and oversight of sub-advisers, including recently implemented enhancements to those processes. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Funds’ operations, including serving as the Funds’ President and managing the Funds’ marketing and distribution efforts. After reviewing the preceding and further information from the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Funds.

(2)Investment Performance of the Funds and the Adviser.

The Board compared the performance of each Fund to its benchmark, comparable funds with similar objectives and size managed by other investment advisers (i.e., peer group), and a custom universe over various periods, each ending May 7, 2026. The Board also considered the consistency of the Adviser’s management of each Fund with its investment objective and policies. The Board noted that the Adviser does not manage any accounts other than the Funds, but the performance of similar accounts managed by an affiliate of the Adviser was presented and reviewed and was determined to be reasonably comparable to the Funds’ performance.

For the Tactical Fund, the Board noted that it outperformed its peer group average for the 3-year, 5-year, and since-inception periods, but lagged the peer group average for the 1-year period, which appeared to reflect outlier returns from two peer funds. The Board noted that the Tactical Fund outperformed its benchmark over the 3-year period but lagged it over the 1-year, 5-year, and since-inception periods. The Board noted that the Tactical Fund’s Sharpe ratio was higher than that of 10 of 14 peer funds and the peer group average, indicating a favorable risk-adjusted return profile relative to most peers. The Board noted that the Tactical Fund’s standard deviation was higher than that of 8 of its peers.

For the Income Fund, the Board noted that its average annual total returns exceeded the peer group average for the 1-year and 3-year periods, but lagged for the 5-year and since-inception periods. The Board noted that the Income Fund outperformed its benchmark for the 1-year, 3-year, and since-inception periods, but lagged the benchmark for the 5-year period. The Board noted that the Income Fund’s Sharpe ratio was below the peer group average, indicating lower risk-adjusted returns relative to peers. The Board noted that the Income Fund’s beta indicated meaningfully lower volatility than the broader market, and discussed the Income Fund’s underperformance with the Adviser and the reasons for it. The Board considered the Adviser’s recent efforts to improve the Income Fund’s performance.

For the AlphaGen Fund, the Board noted that its average annual total returns exceeded the peer group average for the 1-year and 3-year periods, but lagged for the since-inception period. The Board noted that the AlphaGen Fund outperformed its benchmark for the 1-year, 3-year, and since-inception periods. The Board noted that the AlphaGen Fund’s Sharpe ratio was higher than that of 7 of 12 peer funds and the peer group average, indicating that the AlphaGen Fund earned a greater risk-adjusted return than more than half of its peers. The Board noted that the AlphaGen Fund’s standard deviation was higher than that of 10 of its peers.

For the Quantitative Fund, the Board noted that its average annual total returns exceeded the peer group average for the 1-year, 3-year, 5-year, and since-inception periods. The Board noted that the Quantitative Fund outperformed its benchmark for the 1-year, 3-year, and since-inception periods, but lagged the benchmark for the 5-year period. The Board noted that the Quantitative Fund’s Sharpe ratio was above the peer group average, though higher than only 5 of the 12 peer funds, indicating that the Quantitative Fund’s risk-adjusted return was above the peer group average but below the median. The Board noted that the Quantitative Fund’s standard deviation was higher than that of 10 of its peers.

The Board concluded that the investment performance information presented for the Funds was satisfactory, noting that the Quantitative Fund and AlphaGen Fund demonstrated strong relative performance versus peers across multiple periods, that the Tactical Fund outperformed on a risk-adjusted basis despite a challenging 1-year period, and that the Adviser was continuing to work to improve the Income Fund’s performance.

(3)The costs of the services provided and profits realized by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s staffing, personnel, and operating methods; the financial condition and resources of the Adviser and its level of commitment to the Funds; the Funds’ asset levels; and the Funds’ overall expenses. The Board considered the financial statements of the Adviser and its affiliate, as well as the firm’s financial stability and productivity. The Board considered the Adviser’s strategic plans for managing operational costs. The Board considered the fees and expenses of each Fund (including the management fee) relative to its universe and peer group averages as of May 7, 2026. The Board noted that the Funds’ management fee and gross and net expense ratios were each higher than their respective universe and peer group averages. The Board requested further analysis on the primary drivers of the Funds’ higher net expense ratios and evaluated the results. The Board and the Adviser discussed ways to lower the Funds’ overall expense ratios, but noted that the higher ratios were primarily due to the Funds’ smaller sizes, which were substantially below the Funds’ universe and peer group averages. After considering the detailed analysis, the Board determined that the management fee and expense ratios were within a reasonable range.

The Board recognized that the Funds are generally smaller than most of their peers, which impacts the expense ratios of the Funds and the Adviser’s ability to provide breakpoints in its management fee. The Board considered that the Funds have not yet achieved economies of scale sufficient to offset their high operational expenses. The Board noted that the Adviser has entered into an expense limitation agreement according to which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, to limit each Fund’s annual operating expenses (with industry-standard exceptions) through April 30, 2027. The Board also noted that the Adviser realizes a reasonable profit for managing the Funds. Following this analysis and upon further consideration and discussion of the preceding, the Board concluded that the fees paid to the Adviser by the Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized if the Funds grow, and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser. The Board determined that although the management fee stays the same as asset levels increase, the Funds’ shareholders benefit from the expense limitation arrangement for the Funds. The Board noted that while a breakpoint schedule in the Advisory Agreement could be beneficial, such a feature would only benefit shareholders if the Funds’ assets were large enough to realize its effect. The Board noted that lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements in place with the Adviser. The Board further noted that the Funds’ assets were at such levels that the expense limitation arrangement currently benefits the Funds’ shareholders. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. The Board considered the potential for conflicts of interest from the Adviser’s engagement of Heritage as a sub-adviser to the Funds and its principals as consultants to the Adviser. The Board noted the controls that the Adviser and Heritage had established to address such conflicts. Based on the preceding, the Board determined that the Adviser’s standards and practices for identifying and mitigating possible conflicts of interest were satisfactory.

In considering the Advisory Agreement, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

At a meeting held on June 8, 2026, following the presentation and review of the 15c materials by each Sub-Adviser, the Board considered the renewal of the sub-advisory agreement between the Adviser and each Sub-Adviser (each, a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”), on behalf of the Funds.

Following the presentation and review of the 15c Materials by each Sub-Adviser, the Board considered the approval of the Sub-Advisory Agreements. In making its decision, the Board considered information furnished throughout the year at regular Board meetings and information prepared or presented in connection with the annual renewal process, including information submitted to the Board in each Sub-Adviser’s presentations during the Meeting. The Board requested, and both the Adviser and each Sub-Adviser provided information and reports that were included in the Meeting Materials relevant to the annual renewal of the Sub-Advisory Agreements, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Sub-Adviser’s revenues, costs, and profitability of providing services to the Funds; and (4) information about the Sub-Adviser’s personnel and services, brokerage practices and compliance program.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, and their own business judgment in evaluating the Sub-Advisory Agreements, and were advised by their independent legal counsel throughout the process. The Board considered various factors in its analysis, including those discussed in the summary below for each Sub-Adviser.

I.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Synergy (the “Sub-Adviser” for this portion of the semi-annual report) for the Income Fund and the Tactical Fund (each, a “Fund” and collectively, the “Funds” for this portion of the semi-annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board further considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. After reviewing the preceding information and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board noted that the sub-advisory fee is lower than the Sub-Adviser’s customary management fee for investment management services to separate accounts. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides, and concluded that the sub-advisory fee was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies to those used by other accounts. The Board noted that the Adviser reserves a portion of the Tactical Fund’s portfolio for the best-performing sub-adviser during the prior month and that the Sub-Adviser had received the additional allocation for 6 of the past 12 months through April 2026. Based on these considerations, the Board determined that the information presented regarding the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the Adviser’s management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for block trading of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

II.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Heritage (the “Sub-Adviser” for this portion of the semi-annual report) for the Funds.

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board further considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board also considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of its services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board considered that the Sub-Adviser represented that the combination of strategies and services provided to each Fund is bespoke to the Fund and, as such, is not provided to other clients. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies with other registered investment companies. The Board noted the Adviser’s assessment of the Sub-Adviser’s performance during the periods considered when renewing the Advisory Agreement. Based on these considerations, the Board determined that the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the Adviser’s management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser identified no indirect benefits from its relationship with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board considered the conflict that exists from the Sub-Adviser providing consulting services to the Adviser, and the controls that the Adviser and Sub-Adviser have in place to address such conflicts. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

III.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Howard (the “Sub-Adviser” for this portion of the semi-annual report) for the Tactical Fund and the Quantitative Fund (each, a “Fund” and collectively, the “Funds” for this portion of the semi-annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s services provided to other investment products that use similar strategies. The Board also considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board further considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board compared the sub-advisory fee paid by the Adviser to the advisory fees charged by the Sub-Adviser to manage comparable investment companies. The Board further considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that the Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios. The Board reviewed the Sub-Adviser’s investment performance for the periods considered, noting that the Funds had outperformed the other investment companies managed by the Sub-Adviser for the year ended March 31, 2026. The Board acknowledged the Sub-Adviser’s improving absolute investment performance, but also noted that the Sub-Adviser continued to present operational challenges for the Adviser, including the Sub-Adviser’s continued use of affiliated proprietary exchange-traded funds and its failure to enhance its downside protection methodology despite requests from the Adviser. The Board discussed the Adviser’s ongoing efforts to address the acquired fund fees and expenses impact of the Sub-Adviser’s investment approach and the Adviser’s continuing evaluation of sub-adviser alternatives. Based on these considerations, and after weighing the Sub-Adviser’s improving investment performance against the ongoing operational and cost concerns identified above, the Board determined that the information presented regarding the Sub-Adviser’s performance was satisfactory for purposes of renewing the Sub-Advisory Agreement for an additional annual period, subject to continued monitoring.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the management fee that the Adviser receives from the Funds. The Board noted that the sub-advisory fee paid to the Sub-Adviser was lower than the rate it earns from other similar investment companies it manages. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, including the management of similar investment companies, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board specifically reviewed the Sub-Adviser’s conflict-of-interest disclosures regarding its use of affiliated proprietary exchange-traded funds in the Funds’ portfolios, noting that this conflict is disclosed in the Sub-Adviser’s Form ADV and that the SEC staff had reviewed the disclosure without raising objections. The Board noted that the Adviser and the Sub-Adviser monitor these investments and that the Sub-Adviser believes their use is consistent with its fiduciary duties, while acknowledging the Board’s and the Adviser’s ongoing concern regarding the impact of such investments on the Funds’ acquired fund fees and expenses. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Sub-Advisory Agreements, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Drew Horter
By Drew Horter
Principal Executive Officer/President
Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Drew Horter
By Drew Horter
Principal Executive Officer/President
Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: September 3, 2026